RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Balances:

	As of	As of
	February 28,	February 28,
	2022	2023

Amounts due from related parties-current (i)	$919	$423
Amounts due from related parties-non-current (i)	$77	$—
Amounts due to related parties-current (ii)	$205	$100

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Services fees	$3,745	$2,948	$299
Other revenue	$1,680	$1,295	$339
Purchase of equipment	$804	$581	$—
(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal year 2021, 2022 and 2023, the Group recorded $16,087, $2,135 and $293 impairment loss on the amounts due from related parties.

(ii)	The amounts due to related parties primarily related to service fees payable to related parties.